Trade Receivables, Net - Summary of Loss Allowance For Current Financial Assets At FVTOCI (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Net Amount	$ 5,402,714	$ 175,812	$ 6,092,462
Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Gross carrying amount	5,402,714	175,812	6,092,462
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 5,402,714	$ 175,812	$ 6,092,462
Not past due [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 5,291,410	$ 172,190	$ 5,991,543
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 5,291,410	$ 170,190	$ 5,991,543
Less than 1 month [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 22,221	$ 723	$ 9,415
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 22,221	$ 723	$ 9,415
1 to 3 months [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 83,767	$ 2,726	$ 91,493
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 83,767	$ 2,726	$ 91,493
More than 91 days [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 5,316	$ 173	$ 11
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 5,316	$ 173	$ 11
Individually impaired [member] | Trade receivables [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 0	$ 0	$ 0
Loss allowance (Lifetime ECLs)	0	0	0
Net Amount	$ 0	$ 0	$ 0